Annual Total Returns - High Income Portfolio [BarChart] - 02.28 VIP High Income Portfolio Investor PRO-12 - High Income Portfolio - VIP High Income Portfolio-Investor VIP	Apr. 30, 2022
Bar Chart Table:
Annual Return 2012	14.26%
Annual Return 2013	5.95%
Annual Return 2014	1.12%
Annual Return 2015	(3.68%)
Annual Return 2016	14.64%
Annual Return 2017	6.95%
Annual Return 2018	(3.50%)
Annual Return 2019	14.94%
Annual Return 2020	2.74%
Annual Return 2021	4.63%